Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
First Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summaries of the number and weighted average exercise prices ("WAEP") of options granted

	2021		2020		2019
	Number of options	WAEP per option	Number of options	WAEP per option	Number of options	WAEP per option
As of January 1	715,455	37.95	733,136	46.19	640,763	35.96
Granted during the year	-	-	-	-	167,972	63.86
Exercised during the year	(240,563)	37.25	-	-	(59,165)	31.62
Forfeited during the year	-	-	(17,681)	17.36	(16,435)	31.62
As of December 31	474,892	50.60	715,455	37.95	733,136	46.19
Exercisable at December 31	435,908	49.39	415,462	42.01	544,291	41.54

Repurchased during the year (ii)	-	-	-	-	(59,165)	37.82

(i)	The number of options and WAEP per option were also retrospectively adjusted due to the reverse share split in the corporate reorganization described in Note 1.1.
(ii)	Represent shares repurchased upon termination of employee.

Schedule of share options outstanding at the end of the year, remaining periods and prices

	December 31,	December 31,
	2021	2020
Weighted average remaining vesting period	1.2 years	1.3 years
Weighted average remaining expiring period	2.3 years	3.3 years
Purchase option exercise price range	R$56.11 - R$66.73	R$33.76 - R$100.69

Weighted average remaining selling period	4.3 years	5.3 years
Expected selling / repurchase price	R$ 98.22	R$ 90.72

Schedule of model inputs for options granted

December 31,
2019
Grant date	September 1, 2019
Expiry date	March 1, 2025
Share price at grant date	R$ 3.02
Exercise price	R$ 3.12
Expected price volatility	40.60%
Risk-free interest rate	5.20%
Model used	Black-Scholes

Schedule of expense recognized for employee services received during the year

Expense arising from share-based payment transactions	2021	2020	2019
Equity-settled	529	-	5,372
Cash-settled	6,023	11,823	21,000
	6,552	11,823	26,372

Second Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summaries of the number and weighted average exercise prices ("WAEP") of options granted

	2021		2020
	Number of options	WAEP per option	Number of options	WAEP per option
As of January 1	874,888	0.54	-	-
Granted during the year	6,549	10.31	874,888	0.54
Forfeited during the year	(14,523)	9.05	-	-
As of December 31	866,914	10.31	874,888	0.54
Exercisable at December 31	130,037	15.64	-	-

Schedule of share options outstanding at the end of the year, remaining periods and prices

December 31,
2021
Weighted average remaining vesting period	3.0 years
Weighted average remaining expiring period	5.7 years
Purchase option exercise price	R$ 83.14

Schedule of model inputs for options granted

December 31,
2021
Grant date	December 11, 2020
Expiry date	September 9, 2026
Share price at grant date	USD 14.34
Exercise price	USD 16.00
Expected price volatility	50.65%
Risk-free interest rate	5.01%
Model used	Black-Scholes